Income taxes - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Current income tax expense	$ 9,640	$ 10,121
Deferred tax recovery	19,713	193
Income tax expense	$ 29,353	$ 10,314